Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,881,877.20

Principal:
Principal Collections	$18,070,360.62
Prepayments in Full	$12,118,826.79
Liquidation Proceeds	$227,907.36
Recoveries	$5,682.74
Sub Total	$30,422,777.51
Collections	$33,304,654.71

Purchase Amounts:
Purchase Amounts Related to Principal	$105,264.04
Purchase Amounts Related to Interest	$702.99
Sub Total	$105,967.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,410,621.74

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,410,621.74
Servicing Fee	$652,686.18	$652,686.18	$0.00	$0.00	$32,757,935.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,757,935.56
Interest - Class A-2 Notes	$82,957.33	$82,957.33	$0.00	$0.00	$32,674,978.23
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$32,536,343.23
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$32,482,960.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,482,960.98
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$32,456,397.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,456,397.98
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$32,434,831.98
Third Priority Principal Payment	$2,134,405.03	$2,134,405.03	$0.00	$0.00	$30,300,426.95
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$30,265,886.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,265,886.28
Regular Principal Payment	$26,847,079.01	$26,847,079.01	$0.00	$0.00	$3,418,807.27
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,418,807.27
Residuel Released to Depositor	$0.00	$3,418,807.27	$0.00	$0.00	$0.00
Total		$33,410,621.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,134,405.03
Regular Principal Payment					$26,847,079.01
Total					$28,981,484.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,981,484.04	$84.57	$82,957.33	$0.24	$29,064,441.37	$84.81
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$28,981,484.04	$27.01	$357,644.25	$0.33	$29,339,128.29	$27.34

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$248,871,977.13	0.7262094	$219,890,493.09	0.6416414
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$744,321,977.13	0.6936508	$715,340,493.09	0.6666423

Pool Information
Weighted Average APR	4.235%	4.224%
Weighted Average Remaining Term	49.92	49.09
Number of Receivables Outstanding	38,291	37,240
Pool Balance	$783,223,414.97	$752,488,013.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$750,590,087.15	$721,147,572.10
Pool Factor	0.7145885	0.6865464

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$11,287,320.21
Yield Supplement Overcollateralization Amount	$31,340,441.77
Targeted Overcollateralization Amount	$37,147,520.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,147,520.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		130	$213,042.29
(Recoveries)		11	$5,682.74
Net Losses for Current Collection Period			$207,359.55
Cumulative Net Losses Last Collection Period			$833,305.60
Cumulative Net Losses for all Collection Periods			$1,040,665.15

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.32%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.11%	379	$8,361,561.98
61-90 Days Delinquent	0.14%	45	$1,054,276.26
91-120 Days Delinquent	0.03%	9	$216,229.75
Over 120 Days Delinquent	0.01%	4	$98,995.58
Total Delinquent Receivables	1.29%	437	$9,731,063.57

Repossession Inventory:
Repossessed in the Current Collection Period		18	$462,010.54
Total Repossessed Inventory		31	$815,189.99

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2470%
Preceding Collection Period			0.3379%
Current Collection Period			0.3241%
Three Month Average			0.3030%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0993%
Preceding Collection Period			0.1227%
Current Collection Period			0.1557%
Three Month Average			0.1259%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer